Investments in Unconsolidated Affiliate (Tables)	12 Months Ended
Dec. 31, 2014
Investments in Unconsolidated Affiliate
Schedule of operating results of Four Star

	Successor		Predecessor
	Year ended	March 23 (inception)	January 1
	December 31,	to	to
	2013	December 31, 2012	May 24, 2012
		(in millions)
Operating revenues	$142	$105	$75
Operating expenses	94	87	58
Net income	30	11	11